Condensed Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
Revenues	$ 247	$ 543
Cost of revenue	1,792	751
Gross loss	(1,545)	(208)
Research and development, net	2,352	2,429
Sales and marketing	998	830
General and administrative	1,950	1,792
Operating loss	(6,845)	(5,259)
Finance income (expenses), net	(200)	22
Net loss	$ (7,045)	$ (5,237)
Net loss per ordinary share attributable to shareholders - basic	$ (0.61)	$ (0.59)
Net loss per ordinary share attributable to shareholders - diluted	$ (0.61)	$ (0.59)
Weighted average ordinary shares outstanding - basic	11,549	8,854
Weighted average ordinary shares outstanding - diluted	11,549	8,854